Corporate information (Details Narrative) R$ / shares in Units, $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	May 05, 2022 R$ / shares shares	Mar. 10, 2020 BRL (R$) shares	Mar. 10, 2020 USD ($) shares	Feb. 06, 2020 BRL (R$) shares	Feb. 06, 2020 USD ($) $ / shares shares	Mar. 18, 2022 R$ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Apr. 26, 2021 R$ / shares
IfrsStatementLineItems [Line Items]
Earn out related charges per share | R$ / shares						R$ 800
Purchase prices per share | R$ / shares									R$ 0.00005
Net of discounts							R$ 9,926,000	R$ 33,081,000
Bertelsmann [Member]
IfrsStatementLineItems [Line Items]
Own percentage							57.50%	33.00%
Voting interest							31.00%	18.00%
Class A Common Shares [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of shares		R$ 294,312
Class A Common Shares [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Proceeds from issue of shares | $			$ 68,060
Ordinary shares [member] | Bertelsmann [Member]
IfrsStatementLineItems [Line Items]
Acquired shares | shares	6,000,000
Purchase prices per share | R$ / shares	R$ 26.90
Initial Public Offering [Member] | Class A Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of additional common shares issued | shares				3,019,928	3,019,928
Initial Public Offering [Member] | Class A Common Shares [Member] | Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of additional common shares issued | shares				9,406,812	9,406,812
Additional shares gross proceeds				R$ 358,286
Net proceeds of additional shares				339,648
Other offering expenses				R$ 18,638
Initial Public Offering [Member] | Class A Common Shares [Member] | Shareholders [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Additional offering price | $ / shares					$ 27.50
Additional shares gross proceeds | $					$ 83,048
Net proceeds of additional shares | $					78,846
Other offering expenses | $					$ 4,202
Initial Public Offering [Member] | Class A Common Shares [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Additional shares gross proceeds		30,884
Net proceeds of additional shares		29,819
Other offering expenses		R$ 1,066
Initial Public Offering [Member] | Class A Common Shares [Member] | Underwriters [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Number of additional common shares issued | shares		240,552	240,552
Additional shares gross proceeds | $			$ 6,615
Net proceeds of additional shares		R$ 6,387,000
Other offering expenses		R$ 228,000